Accounts Receivable - Schedule of Accounts Receivable (Parenthetical) (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Accounts Receivable [Line Items]
Other receivables	¥ 59,815	¥ 47,819
Cash Deposits
Accounts Receivable [Line Items]
Other receivables	¥ 34,872	¥ 28,054